Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	DEFR14A
Entity Registrant Name	LifeMD, Inc.
Entity Central Index Key	0000948320
Amendment Flag	true
Amendment Description	This filing includes an amendment and restatement of Proposal 2 in the definitive proxy statement filed on April 29, 2024 of LifeMD, Inc. (the “Company”) in connection with its Annual Meeting of Stockholders to be held on June 14, 2024 (the “Annual Meeting”). The Company has amended and restated Proposal 2 to clarify that in addition to the increase in maximum shares available for issuance under the 2020 Equity and Incentive Plan, the Company is also seeking stockholder approval of an increase in the maximum amount of annual compensation that may be granted to non-employee directors, so that the value of any shares of common stock granted to a non-employee director of the Company, solely for services as a director, when added to any annual cash payments or awards, shall not exceed an aggregate value of five hundred thousand dollars ($500,000) in any calendar year (such value computed as of the date of grant in accordance with applicable financial accounting rules). The Company is seeking this increase so that it maintains flexibility to offer market-competitive compensation to its non-employee directors over the term of the Plan. The current maximum amount of annual compensation is two hundred thousand dollars($200,000), and as indicated in the Director Compensation Table on page 25, compensation paid in excess of this amount is being rescinded. Except as specifically discussed in this Explanatory Note, this amendment and restatement does not otherwise modify or update any other disclosures in the proxy statement.